Other long-term receivables (Tables)	12 Months Ended
Dec. 31, 2024
Other long-term receivables
Schedule of other long-term receivables

	As at December 31
(in EUR 000)	2024	2023
R&D tax incentive	1,110	999
Prepayment option	112	—
Cash guarantees	395	167
Total other long term receivables	1,617	1,166